Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Trade And Other Current Receivables [Line Items]
Total	$ 16,301	$ 15,169
Less: Provision on sales tax receivables	(6,777)	0
Less: current portion	(6,929)	(9,354)
Long term portion	2,595	5,815
Sales tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Total	6,818	8,694
Prepaid expenses and other receivables [Member]
Trade And Other Current Receivables [Line Items]
Total	7,667	4,659
Receivable on sale of subsidiary [Member]
Trade And Other Current Receivables [Line Items]
Total	$ 1,816	$ 1,816